Equity - Treasury Stock - Non-controlling Interests (Details) € in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2016 EUR (€) EquityInstruments	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Mar. 31, 2017 EquityInstruments	Jul. 31, 2016 EquityInstruments
Equity
Group companies, associates and business units | €		€ 1,857,210	€ 202,727	€ 58,609
Treasury stock | Restricted share unit retention plan
Equity
Consideration transferred, in shares					432,929
Medion Diagnostics AG
Equity
Additional stake acquired (as a percent)						20.00%
Medion Diagnostics AG | Treasury stock
Equity
Consideration transferred, in shares						59,951
Progenika Biopharma, S.A. (Spain)
Equity
Additional stake acquired (as a percent)	16.46%
Group companies, associates and business units | €	€ 11,035
Progenika Biopharma, S.A. (Spain) | Treasury stock
Equity
Consideration transferred, in shares	876,777